Financial Expenses (Income), Net (Tables)	6 Months Ended
Jun. 30, 2024
Financial Expenses (Income), Net [Abstract]
Schedule of Financial Expenses (Income), Net
	Six months ended June 30,
	2023	2024
	Unaudited

Financial expenses:

Interest on loan	$-	$151
Remeasurement of warrants, net	2,164	458
Others	11	13

Total financial expenses	2,175	622

Financial income:

Foreign currency transaction income	220	430
Interest from deposits	1,934	2,324

Total financial income	2,154	2,754

Financial expenses (income), net	$21	$(2,132)